LOANS AND LEASES - Changes in Other Real Estate Owned (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 191	$ 98	$ 1,287
Additions	387	327	98
Proceeds from Sale of Other Real Estate	288	192	1,278
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Other Deduction	184	42	9
Balance at end of year	106	191	98
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	0	0	98
Proceeds from Sale of Other Real Estate	0	98	947
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Other Deduction	0	0	9
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	387	327	0
Proceeds from Sale of Other Real Estate	288	94	331
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Other Deduction	$ 184	$ 42	$ 0